Loans, Impaired Loans, and Allowance for Credit Losses (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 53	$ 77
Collateral held against impaired loans	83.00%	86.00%
Modified Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	$ 489	$ 7,700
Gross carrying amount	$ 1,100	$ 609